Gratuity and other post-employment benefit plans - Summary of Employee Benefit Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 28	$ 0	₨ 31	₨ 15
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	102	1	88	50
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	52	1	44	31
Interest cost on benefit obligation	12	0	10	7
Net benefit expense	64	1	54	38
Net (expense) / income recognised in OCI	3	0	9	(8)
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 210	$ 3	₨ 150	₨ 108